Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of Restricted Cash and Cash Equivalents [line items]
Unclaimed dividends	₨ 960		₨ 909	$ 14
Dividend unpaid	0	$ 0	1,405
Escrow deposits	80	$ 1	0
Unpaid dividend account of the subsidiary	0		16,459	0
Restricted cash pledged in respect of closure cost	0		₨ 169	0
Redeemable preference shares [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Unpaid dividend account of the subsidiary	₨ 19			$ 0